Putnam Low Volatility Equity Fund
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 18 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Fees and expenses
Shareholder Fees - Putnam Low Volatility Equity Fund	Class A		Class B		Class C		Class M	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%	2.50%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Low Volatility Equity Fund		Class A	Class B	Class C	Class M	Class T		Class Y
Management fees		0.62%	0.62%	0.62%	0.62%	0.62%		0.62%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.25%		none
Other expenses		0.45%	0.45%	0.45%	0.45%	0.45%	[1]	0.45%	[2]
Total annual fund operating expenses		1.32%	2.07%	2.07%	1.82%	1.32%		1.07%
Expense reimbursement	[3]	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.12%)		(0.12%)
Total annual fund operating expenses after expense reimbursement		1.20%	1.95%	1.95%	1.70%	1.20%		0.95%
[1]	Other expenses are based on expenses of class A shares for the fund's last fiscal year, as restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.
[2]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016
[3]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through November 30, 2017. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example - Putnam Low Volatility Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	690	959	1,247	2,066
Class B	698	938	1,304	2,200
Class C	298	638	1,104	2,393
Class M	517	892	1,291	2,405
Class T	369	647	945	1,792
Class Y	97	329	580	1,297

Expense Example, No Redemption - Putnam Low Volatility Equity Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	198	638	1,104	2,200
Class C	198	638	1,104	2,393